Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Rental income	$ 4,259	$ 3,609		$ 12,655	$ 10,827	$ 14,849	$ 7,716	$ 0
Tenant reimbursement and other property income	225	202		668	596	818	441	0
Other income	303	230		852	694	962	511	5
Total revenue	4,787	4,041		14,175	12,117	16,629	8,668	5
Expenses:
Property operating expenses	2,414	2,099		6,820	5,908	8,066	4,477	0
General and administrative expenses	103	201		374	700	1,208	575	0
Asset management fees	4	54		165	160	240	9	0
Acquisition expenses	50	52		50	92	157	488	0
Depreciation and amortization	1,008	840		3,107	2,471	3,466	1,771	0
Total expenses	3,579	3,246		10,516	9,331	12,897	7,311	0
Operating income	1,208	795		3,659	2,786	3,732	1,357	5
Interest expense	(906)	(809)		(2,693)	(2,408)	(3,305)	(1,727)	0
Income (loss) before taxes						427	(370)	5
Income tax provision						0	0	(1)
Net income (loss)	302	(14)		966	378	427	(370)	4
(Income) loss allocated to preferred shares	(2)	(4)		(10)	(12)	(15)	0	0
(Income) loss allocated to non-controlling interests	(45)	(10)		(649)	(434)	(535)	258	0
Net income (loss) allocable to common shares	$ 255	$ (28)		$ 307	$ (68)	$ (123)	$ (112)	$ 4
Earnings (loss) per share:
Basic	$ 0.03	$ (0.09)	[1]	$ 0.08	$ (0.26)	$ (0.45)	$ (5.60)	$ 0.20
Diluted	$ 0.03	$ (0.09)	[1]	$ 0.08	$ (0.26)	$ (0.45)	$ (5.60)	$ 0.20
Weighted-average shares:
Basic	7,643,540	324,359		3,875,331	256,883	275,384	20,000	20,000
Diluted	7,643,540	324,359		3,875,331	256,883	275,384	20,000	20,000
Dividends declared per common share	$ 0.16	$ 0.15		$ 0.47	$ 0.45

[1]	The summation of quarterly per share amounts do not equal the full year amounts.